Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

 13.       Subsequent Events

The Company evaluated subsequent events (other than those disclosed above), until the date these interim consolidated financial statements were available to be issued.

(a)      On July 1, 2020, the Company signed a shipbuilding contract for the construction of one DP2 Shuttle tanker from Daehan Shipbuilding Co, ltd.

(b)      On July 1, 2020, the Company drew down an amount of $6,979 for the fourth installment of the suezmax tanker under construction, Apollo Voyager.

(c)      On July 30, 2020, the Company paid dividends of $0.55469 and $0.59375 per share on its 8.875% Series C and its 9.50% Series F Preferred Shares, respectively.

(d)      On August 26, 2020, the Company drew down an amount of $6,733 for the fourth installment of the suezmax tanker under construction, Hull 8042.

(e)       On August 28, 2020, the Company paid dividends of $0.54687 per share on its 8.75% Series D Preferred Shares and $0.57812 per share on its 9.25% Series E Preferred Shares, respectively.

(f)       On September 16, 2020, the Company drew down an amount of $35,415 for the fifth installment of the suezmax tanker Apollo Voyager, which was delivered on September 21, 2020.

(g)      On September 30, 2020, the Company announced the redemption of all of its 2,000,000 Series C Preferred Shares on October 30, 2020.

(h)      Subsequent to June 30, 2020, the Company acquired as treasury shares, 377,001 common shares for a total amount of $3,270 pursuant to its share repurchase program.